Stock Benefit Plans (Summary Of The Status Of Restricted Stock Unit And Performance Unit Awards) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Restricted Stock Units (RSUs)
Restricted Stock Units and Performance Stock Units [Roll Forward]
Non-vested balance at January 1, 2017 (in shares)	3,044,029
Granted (in shares)	2,610,599
Vested (in shares)	(1,307,825)
Forfeited (in shares)	(294,056)
Non-vested balance at December 31, 2017 (in shares)	4,052,747	3,044,029
Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested balance at January 1, 2017 (in dollars per share)	$ 56.40
Granted (in dollars per share)	73.23	$ 57.54	$ 56.81
Vested (in dollars per share)	55.31
Forfeited (in dollars per share)	65.06
Non-vested balance at December 31, 2017 (in dollars per share)	$ 66.97	$ 56.40
Performance Shares
Restricted Stock Units and Performance Stock Units [Roll Forward]
Non-vested balance at January 1, 2017 (in shares)	722,017
Granted (in shares)	260,387
Vested (in shares)	(212,458)
Forfeited (in shares)	(79,345)
Non-vested balance at December 31, 2017 (in shares)	690,601	722,017
Weighted Average Grant Date Fair Value [Roll Forward]
Non-vested balance at January 1, 2017 (in dollars per share)	$ 54.68
Granted (in dollars per share)	73.20	$ 57.47	$ 57.33
Vested (in dollars per share)	48.19
Forfeited (in dollars per share)	61.92
Non-vested balance at December 31, 2017 (in dollars per share)	$ 62.82	$ 54.68